BORROWINGS - Additional Information (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
BORROWINGS
Borrowings weighted average interest rate	3.43%	1.75%	1.15%
Banks
BORROWINGS
Unused borrowing facilities	$ 15,748,479	$ 17,955,662	$ 14,695,095